Trade and Other Receivables - Schedule of Movement of the Allowance for Expected Credit Losses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Expected Credit Losses [Abstract]
Opening balance	S/ 20,520	S/ 18,048	S/ 16,467
Additions, note 19	3,467	2,751	1,707
Recoveries	(854)	(279)	(126)
Ending balance	S/ 23,133	S/ 20,520	S/ 18,048